Trade accounts and notes receivable (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Beginning balance	R$ (604,167)	R$ (638,583)
(Additions) Reversals	(32,809)	(12,772)
Write-offs	8,539	10,744
Exchange rate variation	36,958	36,444
Ending balance	R$ (591,479)	R$ (604,167)